Financial results (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of financial result

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2023	2022	2023	2022
Financial income
Short-term investments		82	121	170	250
Other		24	16	57	37
		106	137	227	287
Financial expenses
Loans and borrowings gross interest		(185)	(162)	(365)	(323)
Capitalized loans and borrowing costs		5	17	10	31
Interest on REFIS		(38)	(39)	(76)	(71)
Interest on lease liabilities	21	(15)	(16)	(30)	(32)
Bond premium repurchase		(22)	(113)	(22)	(113)
Other		(142)	(59)	(234)	(159)
		(397)	(372)	(717)	(667)
Other financial items, net
Participative shareholders' debentures	20	321	537	274	288
Financial guarantees	15(a)	-	356	-	479
Derivative financial instruments, net	18(c)	563	(270)	755	591
Foreign exchange and indexation gains (losses), net (i)		(750)	433	(1,226)	(399)
		134	1,056	(197)	959
Total		(157)	821	(687)	579

(i)	It mainly includes foreign exchange gains or losses from accounts receivable (note 10) and loans (note 21) and indexation adjustments from liabilities related to Brumadinho (note 22), associates and joint ventures (note 23), de-characterization of dams and asset retirement obligations (note 24) and legal proceedings (note 26a).